Loans and Financial liabilities (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 15, 2021	Dec. 31, 2021	Jun. 16, 2022
Loans and Financial liabilities (Details) [Line Items]
Credit facility	$ 40,000
Long-term loan		$ 20,000
Short-term credit facility		$ 20,000
Credit facility percentage		1.75%
Commitment fee percentage		0.20%
Loan and credit facility agreement description		(1)The Shareholder’s Equity shall at no time be less than 30% of the Total Assets; examined on a quarterly basis; (2)The Shareholder’s Equity shall at no time be less than $120,000 thousand; examined on a quarterly basis; (3)The ratio between:(a) the short term financial debt less current maturities of long term debt (in as much as such are included therein); and (b) the Working Capital as such term is defined in the loan agreement, shall at no time exceed 0.8; examined on a quarterly basis; and (4)The ratio between: (a) the EBITDA as such term is defined in the loan agreement; and (b) the current maturities of long term debt plus out of pocket financial expenses net, reported in the course of four consecutive quarters immediately preceding the examination date, shall not be less than 1.1 during each of the years 2022 and 2024 and not less than 1.25 in the year 2025 and onwards; examined on an annual basis.
Bank loans borrowed		$ 38
Contingent consideration total		21,995
Increase amount of liability		290
Increase in changes of time value		$ 704
Bottom of range [member]
Loans and Financial liabilities (Details) [Line Items]
Interest rate		3.15%
Top of range [member]
Loans and Financial liabilities (Details) [Line Items]
Interest rate		3.55%
Forecast [member]
Loans and Financial liabilities (Details) [Line Items]
Interest rate			2.18%